Commitments and Contingencies 10-K	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE L – COMMITMENTS AND CONTINGENCIES

Litigation
We are presently, and from time to time, subject to pending claims and lawsuits arising in the ordinary course of business. We provide reserves for such claims when payment is probable and estimable in accordance with GAAP. At this time, in the opinion of management, the ultimate resolution of pending legal proceedings, including the matter referred to below, will not have a material adverse effect on our operations, financial position, or cash flows.

On September 30, 2009, an age discrimination case styled Equal Employment Opportunity Commission (Pittsburgh) v. Ruby Tuesday, Inc., was filed in the United States District Court for the Western District of Pennsylvania. The U.S. Equal Employment Opportunity Commission ("EEOC") Pittsburgh Area Office alleges in the suit that the Company was in violation of the Age Discrimination in Employment Act ("ADEA") by failing to hire employees within the protected age group in five Pennsylvania restaurants and one Ohio restaurant. On October 19, 2009, the EEOC filed a Notice of an ADEA Directed Investigation ("DI"), regarding potential age discrimination in violation of the ADEA in hiring and discharge for all positions at all restaurant facilities. We have denied the allegations in the lawsuit and are vigorously defending against both the suit and the DI. We have filed motions seeking to dismiss the lawsuit based on the EEOC's failure to conciliate the matter prior to filing suit and objecting to the EEOC filing suit and launching the DI simultaneously. Discovery is ongoing in both matters. Despite the pending suit and DI, we do not believe that this matter will have a material adverse effect on our operations, financial position, or cash flows.

On November 8, 2010, a personal injury case styled Dan Maddy v. Ruby Tuesday, Inc., which had been filed in the Circuit Court for Rutherford County, Tennessee, was resolved through mediation. Included in the Maddy settlement was a payment made by our secondary insurance carrier of $2,750,000. Despite making this voluntary payment, our secondary insurance carrier filed a claim against us based on our alleged failure to timely notify the carrier of the Maddy case in accordance with the terms of the policy.

We believe our secondary insurance carrier received timely notice in accordance with the policy and we are vigorously defending this matter. Should we incur potential liability to our secondary carrier, we believe we have indemnification claims against two claims administrators.

We believe, and have obtained a consistent opinion from outside counsel, that we have valid coverage under our insurance policies for any amounts in excess of our self-insured retention. We believe this provides a basis for not recording a liability for any contingency associated with the Maddy settlement. We further believe we have the right to the indemnification referred to above. Based on the information currently available, our December 4, 2012 and June 5, 2012 Condensed Consolidated Balance Sheets reflect no accrual relating to the Maddy case. There can be no assurance, however, that we will be successful in our defense of our carrier's claim against us.

12. Commitments and Contingencies

Guarantees
During fiscal 2011, we had certain third-party guarantees, which primarily arose in connection with our franchising activities. Generally, we are required to perform under these guarantees in the event that a third-party fails to make contractual payments or, in the case of franchise partnership debt guarantees, to achieve certain performance measures.

Franchise Partnership Guarantees
On December 1, 2010, we entered into the Credit Facility, which replaced both the Prior Credit Facility discussed in Note 7 to the Consolidated Financial Statements and the $48.0 million credit facility discussed below.

As part of the Credit Facility, in December 2010 we negotiated with various lenders a $50.0 million Franchise Facility Subcommitment, which covers our guarantees of debt of the franchise partners and replaced the $48.0 million Franchise Facility which had previously assisted the franchise partnerships with working capital needs and cash flows for operations. Under the Franchise Facility Subcommitment we served as partial guarantor, and in certain circumstances full guarantor, of the draws made by the franchise partnerships. All commitments were for 12 months at the time we entered into the Credit Facility.

As discussed further in Note 3 to the Consolidated Financial Statements, we acquired 11 of our then 13 franchise partnerships during fiscal 2011. The remaining two franchise partnerships, the Seattle and Utah franchisees, are discussed below.

On January 23, 2011, our Seattle franchise partnership closed its four restaurants. At the time of the Seattle closures, we had guarantees in place for two of Seattle's loans, a $3.5 million loan which had been fully guaranteed under the terms of the Franchise Facility Subcommitment and a $1.2 million loan relating to one of the two cancelled facilities, for which we provided a 30% guarantee. On January 28, 2011, notice was received from the lenders of the Franchise Facility Subcommitment that a default had occurred and we thus paid our $3.5 million guarantee shortly thereafter. The amount of payment required under the second guarantee was $0.2 million, which we have also paid. During the fourth quarter of fiscal 2012, our Seattle franchise partnership was dissolved.

During January 2011, our Utah franchise partnership closed five of its six restaurants. On February 25, 2011, we acquired the remaining restaurant owned by our Utah franchise partnership for $2.0 million. At the time of acquisition, we had a guarantee in place for a $5.0 million line of credit owed by Utah which had been fully guaranteed under the terms of the Franchise Facility Subcommitment. Under the terms of the purchase agreement, Utah paid down its $5.0 million line of credit with the full proceeds of the $2.0 million purchase price. On February 28, 2011, notice was received from the lenders of the Franchise Facility Subcommitment that a default had occurred, and we subsequently paid the remaining $3.0 million guarantee on March 1, 2011. We do not believe we are liable for any of Utah's other debts.

As of June 5, 2012, all amounts guaranteed under the Franchise Facility Subcommitment and the cancelled facilities have been settled.

Insurance Programs
We are currently self-insured for a portion of our current and prior years' workers' compensation, employment practices liability, general liability, and automobile liability losses (collectively, "casualty losses") as well as property losses and certain other insurable risks. To mitigate the cost of our exposures for certain property and casualty losses, we make annual decisions to either retain the risks of loss up to a certain maximum per occurrence, aggregate loss limits negotiated with our insurance carriers, or fully insure those risks. We are also self-insured for healthcare claims for eligible participating employees subject to certain deductibles and limitations. We have accounted for our retained liabilities for casualty losses and healthcare claims, including reported and incurred but not reported claims, based on information provided by third-party actuaries. At June 5, 2012, we were committed under letters of credit totaling $9.3 million issued primarily in connection with our workers' compensation and casualty insurance programs.

Litigation
We are presently, and from time to time, subject to pending claims and lawsuits arising in the ordinary course of business. We provide reserves for such claims when payment is probable and estimable in accordance with GAAP. At this time, in the opinion of management, the ultimate resolution of pending legal proceedings, including the matter referred to below, will not have a material adverse effect on our operations, financial position, or cash flows.

On September 30, 2009, the U.S. Equal Employment Opportunity Commission ("EEOC") Pittsburgh Area Office filed suit in the United States District Court for the Western District of Pennsylvania, alleging the Company was in violation of the Age Discrimination in Employment Act ("ADEA") by failing to hire employees within the protected age group in five Pennsylvania restaurants and one Ohio restaurant. On October 19, 2009, the EEOC filed a Notice of an ADEA Directed Investigation ("DI"), regarding potential age discrimination in violation of the ADEA in hiring and discharge for all positions at all restaurant facilities. We have denied the allegations in the lawsuit and are vigorously defending against both the suit and the DI. Discovery in both matters is underway. Despite the pending suit and DI, we do not believe that this matter will have a material adverse effect on our operations, financial position, or cash flows.

On November 8, 2010, a personal injury case styled Dan Maddy v. Ruby Tuesday, Inc., which had been filed in the Circuit Court for Rutherford County, Tennessee, was resolved through mediation. Included in the Maddy settlement was a payment made by our secondary insurance carrier of $2,750,000. Despite making this voluntary payment, our secondary insurance carrier filed a claim against us based on our alleged failure to timely notify the carrier of the Maddy case in accordance with the terms of the policy.

We believe our secondary insurance carrier received timely notice in accordance with the policy and we are vigorously defending this matter. Should we incur potential liability to our secondary carrier, we believe we have indemnification claims against two claims administrators.

We believe, and have obtained a consistent opinion from outside counsel, that we have valid coverage under our insurance policies for any amounts in excess of our self-insured retention. We believe this provides a basis for not recording a liability for any contingency associated with the Maddy settlement. We further believe we have the right to the indemnification referred to above. Based on the information currently available, our June 5, 2012 and May 31, 2011 Consolidated Balance Sheets reflect no accrual relating to the Maddy case. There can be no assurance, however, that we will be successful in our defense of our carrier's claim against us.

Purchase Commitments
We have minimum purchase commitments with various vendors. Outstanding commitments as of June 5, 2012 were approximately $85.7 million. These obligations consist of supplies, advertising, utility contracts, and various types of meat, beverages, and other food products, which are an integral part of our business operations.